Schedule I - Condensed Financial Information of Dryships Inc. - Balance Sheets Parentheticals (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	706,064,321	432,654,477
Common stock shares outstanding	706,064,321	432,654,477
Treasury Stock Par Value Per Share	$ 0.01	$ 0.01
Treasury stock, shares	36,100,000	21,000,000
Series A Convertible preferred stock
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0
Dryships Inc.
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	706,064,321	432,654,477
Common stock shares outstanding	706,064,321	432,654,477
Treasury Stock Par Value Per Share	$ 0.01	$ 0.01
Treasury stock, shares	36,100,000	21,000,000
Dryships Inc. | Series A Convertible preferred stock
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0